SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 10, 2017	Jan. 08, 2016
Federal deposit insurance corporation		$ 250,000		$ 250,000	$ 250,000
Ownership interest						63.00%	50.00%
Valuation allowance percentage		100.00%		100.00%
Accumulated deficit		$ (20,770,435)		$ (18,868,599)	(10,718,714)
Working capital deficit		(3,292,165)		(2,784,574)
Research and development expense		426,529	$ 219,620	1,427,341	753,369
Reserved capital for future operations		4,000,000		4,000,000
Advertising costs			$ 1,876	13,062	12,000
Joint venture contributions		$ 5,000		5,000
Description of joint venture contributions

All benefits, advantages, and liabilities derived from, or incurred in respect of the Joint Venture shall be borne by the parties in proportion of their respective participating interests of 50/50 equal interest.

Shares received						269,000
Deferred revenue		$ 396,484		361,462	$ 173,618
Oak Therapeutics, Inc. [Member]
Amount received in exchange of common stock	$ 10,000
Common stock shares issued	25,000
Pace Wellness, Inc. [Member]
Ownership interest	1.80%
Common stock shares issued	181,251
Common stock per share	$ 1.00
Minimum [Member]
Capital required through issuance of common stock		6,000,000		8,000,000
Maximum [Member]
Capital required through issuance of common stock		$ 8,000,000		$ 10,000,000